Loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Loans and borrowings
Summary of carrying amounts of the Group's loans and borrowings

	31 December	31 December	31 December
US$ thousand	2024	2023	2022
Current
Senior syndicated facility agreement	38,644	53,240	—
Copper purchase agreement	10,275	6,414	—
Silver purchase agreement	9,347	9,255	—
Promissory note – related party (Note 28)	—	—	786
	58,266	68,909	786

Non-current
Mezzanine debt facility	95,003	85,567	—
Senior syndicated facility agreement	116,032	154,676	—
Copper purchase agreement	75,636	78,404	—
Silver purchase agreement	58,254	61,319	—
	344,925	379,966	—
	403,191	448,875	786

Schedule of reconciliation of movement in loans and borrowings

	Year ended 31 December
US$ thousand	2024	2023	2022
Balance as of 1 January	448,875	786	—
Issue of promissory note	—	—	786
Amounts borrowed during the year classified as loans and borrowings	—	458,637	—
Interest capitalized to loans and borrowings	—	10,339	—
Finance costs and loan arrangement fees deducted from borrowings	—	(13,343)	—
Amortization expense	30,036	10,431	—
Adjustment for recognition of Copper Purchase agreement derivative liability	—	4,430	—
Repayment of loans and borrowings	(56,850)	(14,140)	—
Copper and silver delivered against copper and silver stream	(18,870)	(7,479)	—
Conversion of promissory note to Private Placement Warrants	—	(786)	—
Balance as of 31 December	403,191	448,875	786

Summary of variation in the copper price used to determine the margin rate as well as the composition of interest payments

LME Copper Price	Margin	Payment
<$3.40/LB	12.00%	100% capitalized / 0% cash
>$3.40/lb to $3.85/lb	10.00%	60% capitalized / 40% cash
>$3.85/lb	8.00%	0% capitalized / 100% cash

Summary of Copper Stream Percentage under the Copper Purchase Agreement

Time Period	Copper Stream Percentage
16 June 2023 to 16 June 2024	0%
17 June 2024 to 16 June 2028	3% (the “First Stream Percentage”)
17 June 2028 until 33,000 metric tons of refined copper delivered to Osisko (the “Threshold Quantity”)	4.875% (the “Second-Threshold Stream Percentage”)
Thereafter from the date that the Threshold Quantity has been met	2.25% (the “Tail Stream Percentage”)

Summary of Buy-Down Options under the Copper Purchase Agreement

	Buy-Down Option 1	Buy-Down Option 2
Buy-Down Amount	$40 million	$20 million
Second-Threshold Stream Percentage	3.25%	4.0625%
Tail Stream Percentage	1.50%	1.875%
Threshold Quantity	23,900 tons	28,450 tons